UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/01

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
  					    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue, 16th Floor
		New York, NY 10051

Form 13 F File Number:  28-5934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mary F. McCollum__________________________
Title:	Executive Vice President__________________
Phone:	212-308-1296______________________________
Signature, Place, and Date of Signing:

	_Mary F. McCollum		  ___New York, New York 	 08/03/01_
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	73

Form 13F Table Value Total:			489,745

                                                               FORM 13F INFORMATION TABLE
                                                VALUE  SHARES/ SH/PUT/INVSTMT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS  CUSIP    X1000  PRN AMT PRNCALLDSCRETN MANAGER SOLE SHARED  NONE

AOL Time Warner             COM      00184A105    9,503 179,300SH       SOLE         94,000       85,300
Allegheny Energy Inc.       COM      017361106    9,047 187,500SH       SOLE         110,500      77,000
American Express Co         COM      025816109    2,464  63,500SH       SOLE         21,500       42,000
American Intl Group         COM      026874107    9,645 112,154SH       SOLE         61,337       50,817
Amgen Inc.                  COM      031162100    9,242 152,300SH       SOLE         92,000       60,300
Analog Devices              COM      032654105    4,152  96,000SH       SOLE         57,000       39,000
Arch Coal Inc.              COM      039380100    2,238  86,500SH       SOLE         49,000       37,500
Automatic Data Proc         COM      053015103    8,275 166,500SH       SOLE         103,500      63,000
Bank New York Inc.          COM      064057102      144   3,000SH       SOLE              0        3,000
Biomet, Inc.                COM      090613100    2,691  56,000SH       SOLE         52,000        4,000
Blackrock, Inc.             COM      09247X101    3,096  90,300SH       SOLE         54,700       35,600
Calpine Corp.               COM      131347106   12,754 337,400SH       SOLE         204,500      132,900
Cardinal Health, Inc.       COM      14149Y108   19,870 287,970SH       SOLE         171,750      116,220
Charles Schwab Corp         COM      808513105    3,217 204,225SH       SOLE         134,100      70,125
Cheesecake Factory          COM      163072101    7,250 256,200SH       SOLE         159,450      96,750
Citigroup                   COM      172967101   11,056 209,229SH       SOLE         126,165      83,064
Clear Channel Comms         COM      184502102      118   1,880SH       SOLE          1,880            0
Colgate-Palmolive Co        COM      194162103    9,604 162,800SH       SOLE         97,500       65,300
Costco Wholesale Corp       COM      22160K105    6,335 154,200SH       SOLE         78,300       75,900
DST Systems                 COM      233326107   14,008 265,800SH       SOLE         157,000      108,800
Danaher Corp.               COM      235851102    1,876  33,500SH       SOLE         23,500       10,000
Dell Computer Corp          COM      247025109    7,518 287,500SH       SOLE         174,000      113,500
Diamond Offshore Drilli     COM      25271C102    4,766 144,200SH       SOLE         90,700       53,500
Duke Energy Corp.           COM      264399106   14,305 366,700SH       SOLE         222,700      144,000
EMC Corp                    COM      268648102    3,653 124,900SH       SOLE         78,400       46,500
El Paso Corp.               COM      28336L109    9,289 176,800SH       SOLE         107,500      69,300
Electronic Data Systs C     COM      285661104    3,331  53,300SH       SOLE         16,300       37,000
Emerson Electric Co         COM      291011104    9,992 165,150SH       SOLE         96,000       69,150
Entravision Communicati     COM      29382R107      308  25,000SH       SOLE         20,000        5,000
Estee Lauder Cos            COM      518439104    4,504 104,500SH       SOLE         49,000       55,500
Exelon Corp.                COM      30161N101    3,546  55,300SH       SOLE         18,800       36,500
Genentech, Inc.             COM      368710406    7,901 143,400SH       SOLE         82,800       60,600
General Electric Co         COM      369604103   19,159 393,000SH       SOLE         237,200      155,800
Grupo Televisa              ADS      40049J206    2,029  50,700SH       SOLE          6,700       44,000
Home Depot                  COM      437076102   14,067 302,200SH       SOLE         194,900      107,300
Intel Corporation           COM      458140100    5,900 201,700SH       SOLE         120,000      81,700
Intl Business Machines      COM      459200101    8,102  71,700SH       SOLE         40,500       31,200
Johnson & Johnson           COM      478160104    9,230 184,600SH       SOLE         110,000      74,600
Kansas City Southern In     COM      485170302    2,745 173,750SH       SOLE         102,800      70,950
Kohl's Corp                 COM      500255104   15,908 253,600SH       SOLE         162,000      91,600
Lending Tree, Inc.          COM      52602Q105      108  17,000SH       SOLE         17,000            0
Medtronic, Inc.             COM      585055106    8,452 183,700SH       SOLE         111,300      72,400
Mellon Financial Corp.      COM      58551A108    4,660 101,300SH       SOLE         49,500       51,800
Merrill Lynch & Co., In     COM      590188108    3,798  64,100SH       SOLE         35,000       29,100
Microsoft Corp              COM      594918104   14,454 198,000SH       SOLE         114,100      83,900
Minnesota Mining & Mfg      COM      604059105   15,318 134,250SH       SOLE         81,500       52,750
Molex Inc                 CL A COM   608554200   11,758 394,304SH       SOLE         244,713      149,591
Moody's Corporation         COM      615369105      804  24,000SH       SOLE         22,000        2,000
Nabors Industries Inc.      COM      629568106    6,343 170,500SH       SOLE         105,000      65,500
National-Oilwell Inc.       COM      637071101    1,045  39,000SH       SOLE         36,500        2,500
Newell Rubbermaid Inc.      COM      651229106      251  10,000SH       SOLE         10,000            0
Nokia Corp.                 ADR      654902204    5,474 246,700SH       SOLE         147,500      99,200
Northern Trust Company      COM      665859104    7,906 126,500SH       SOLE         84,000       42,500
OM Group, Inc.              COM      670872100    6,995 124,350SH       SOLE         82,800       41,550
On Assignment               COM      682159108    2,070 115,000SH       SOLE         115,000           0
Patterson-UTI Energy In     COM      703481101    1,742  97,500SH       SOLE         66,000       31,500
Paychex, Inc.               COM      704326107    5,756 143,899SH       SOLE         86,175       57,724
Pfizer, Inc.                COM      717081103   18,099 451,900SH       SOLE         277,300      174,600
Precision Drilling Corp     COM      74022d100    3,265 104,500SH       SOLE         72,000       32,500
Robert Half Intl Inc        COM      770323103      675  27,100SH       SOLE         27,100            0
Santa Fe Intl Corp.         COM      G7805C108   10,063 337,000SH       SOLE         207,300      129,700
State Street Boston Cor     COM      857477103    5,167 104,400SH       SOLE         59,400       45,000
Stilwell Financial Inc.     COM      860831106    6,813 203,000SH       SOLE         122,100      80,900
Stryker Corp                COM      863667101    1,371  25,000SH       SOLE         15,000       10,000
Talbots                     COM      874161102    6,055 138,400SH       SOLE         80,000       58,400
Tiffany & Co.               COM      886547108   16,332 450,900SH       SOLE         275,400      175,500
Transocean Sedco Forex      COM      G90078109   10,214 247,609SH       SOLE         144,308      103,301
Univision Comms             COM      914906102    3,769  88,100SH       SOLE         41,000       47,100
Utilicorp United, Inc.      COM      918005109    9,947 325,600SH       SOLE         193,000      132,600
Viacom, Inc               CL B VTG   925524308    7,526 145,436SH       SOLE         79,342       66,094
Wal-Mart Stores, Inc.       COM      931142103   12,981 266,000SH       SOLE         157,000      109,000
Walgreen Company            COM      931422109   18,085 524,820SH       SOLE         350,000      174,820
Williams Companies          COM      969457100    9,819 298,000SH       SOLE         185,300      112,700